UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2018

Date of reporting period:  February 28, 2018

Item 1. Schedule of Investments.

Schedule of Investments February 28, 2018 (unaudited)

Tortoise MLP & Pipeline Fund

	Shares	Fair Value
Common Stock - 74.5%(1)
Canadian Crude Oil Pipelines - 13.0%(1)
Enbridge Inc.	5,013,118	$159,517,415
Inter Pipeline Ltd.	7,055,844	122,674,470
Pembina Pipeline Corporation	5,364,265	172,482,523
		454,674,408
Canadian Natural Gas/Natural Gas Liquids Pipelines - 10.9%(1)
Keyera Corp.(2)	3,733,767	95,148,208
TransCanada Corporation	6,649,431	287,388,408
		382,536,616
Mexican Natural Gas/Natural Gas Liquids Pipelines - 0.5%(1)
Infraestructura Energetica Nova, S.A.B de C.V.	3,464,389	16,356,498
United States Crude Oil Pipelines - 6.4%(1)
Plains GP Holdings, L.P.	7,710,263	160,373,470
SemGroup Corp.	2,812,343	62,434,015
		222,807,485
United States Local Distribution Company - 1.0%(1)
NiSource Inc.	1,585,968	36,683,440
United States Natural Gas Gathering/Processing - 16.9%(1)
Antero Midstream GP LP	2,778,836	51,408,466
EnLink Midstream, LLC	3,649,790	53,651,913
Targa Resources Corp.	4,302,160	192,091,444
The Williams Companies, Inc.	10,521,759	292,084,030
		589,235,853
United States Natural Gas/Natural Gas Liquids Pipelines - 25.8%(1)
Cheniere Energy, Inc.(3)	5,183,239	272,223,712
Kinder Morgan, Inc.	16,005,355	259,286,751
National Fuel Gas Company	352,571	17,427,585
ONEOK, Inc.	5,730,901	322,821,653
Tallgrass Energy GP, LP	1,516,152	30,550,463
		902,310,164
Total Common Stock
(Cost $2,794,014,678)		2,604,604,464

Master Limited Partnerships - 24.3%(1)
United States Crude Oil Pipelines - 4.1%(1)
Andeavor Logistics LP	919,764	42,750,631
BP Midstream Partners LP	919,051	17,517,112
Shell Midstream Partners, L.P.	3,503,301	84,254,389
		144,522,132
United States Natural Gas Gathering/Processing - 6.0%(1)
Antero Midstream Partners LP	598,070	15,615,608
MPLX LP	2,033,165	70,205,187
Noble Midstream Partners LP	364,603	17,573,865
Rice Midstream Partners LP	1,743,174	33,137,738
Western Gas Equity Partners, LP	200,668	7,304,315
Western Gas Partners, LP	1,246,695	58,033,652
Williams Partners LP	228,734	8,289,320
		210,159,685

United States Natural Gas/Natural Gas Liquids Pipelines - 7.5%(1)
Energy Transfer Equity, L.P.	4,943,623	76,626,157
Energy Transfer Partners, L.P.	3,007,548	54,767,449
Enterprise Products Partners L.P.	2,756,074	70,059,401
EQT GP Holdings LP	341,039	8,038,289
EQT Midstream Partners LP	435,722	26,805,617
Spectra Energy Partners, LP	224,332	8,814,004
Tallgrass Energy Partners, LP	408,819	15,678,209
		260,789,126
United States Refined Product Pipelines - 6.7%(1)
Buckeye Partners, L.P.	565,243	25,322,886
Holly Energy Partners, L.P.	50,783	1,493,020
Holly Energy Partners, L.P.(4)	1,212,630	34,050,650
Magellan Midstream Partners, L.P.	1,208,212	75,464,922
Phillips 66 Partners LP	1,448,653	71,186,809
Valero Energy Partners LP	687,238	26,479,280
		233,997,567
Total Master Limited Partnerships
(Cost $861,899,353)		849,468,510

Short-Term Investment - 1.4%(1)
United States Investment Company - 1.4%(1)
Invesco Government & Agency Portfolio - Institutional Class, 1.30%(5)
(Cost $47,701,627)	47,701,627	47,701,627

Total Investments - 100.2%(1)
(Cost $3,703,615,658)		3,501,774,601
Liabilities in Excess of Other Assets, Net - (0.2)%(1)		(6,409,180)
Total Net Assets - 100.0%(1)		$3,495,365,421

(1)	Calculated as a percentage of net assets.
(2)	Represents an affiliated company as defined under the Investment Company Act of 1940.
(3)	Non-income producing security.
(4)
Security is restricted from resale and considered illiquid. Restricted securities have been fair valued in accordance with procedures approved by the Board of Trustees and have a total fair value of $34,050,650, which represents 1.0% of net assets.

(5)	Rate indicated is the current yield as of February 28, 2018.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
Common Stock	$2,604,604,464	$-	$-	$2,604,604,464
Master Limited Partnerships	815,417,860	34,050,650	-	849,468,510
Short-Term Investment	47,701,627	-	-	47,701,627
Total Investments	$3,467,723,951	$34,050,650	$-	$3,501,774,601

The Fund utilizes the end of reporting period method for determining transfers between levels.  During the period ended February 28, 2018, Phillips 66 Partners LP  common units held by the Fund in the amount of $39,662,498 were transferred from Level 2 to Level 1 when they converted into registered and unrestricted common units of Phillips 66 Partners LP.  The Fund did not invest in any Level 3 investments.

Transaction with Affiliates - If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Fund conducted transactions during the period ended February 28, 2018, with affiliated companies as so defined:

	Beginning Shares	Additions	Reductions	Ending Shares	Dividend Income	Realized Loss
Keyera Corp.	2,521,773	1,211,994	-	3,733,767	$937,860	$-

Schedule of Investments February 28, 2018 (unaudited)

Tortoise Select Opportunity Fund

	Shares	Fair Value
Common Stock - 95.2%(1)
United States Crude Oil Pipelines - 1.0%(1)
Plains GP Holdings, L.P.	31,993	$665,454
United States Natural Gas Gathering/Processing - 10.3%(1)
Antero Midstream GP LP	45,724	845,894
Targa Resources Corp.	60,953	2,721,552
The Williams Companies, Inc.	117,678	3,266,741
		6,834,187
United States Natural Gas/Natural Gas Liquids Pipelines - 12.1%(1)
Cheniere Energy, Inc.(2)	71,858	3,773,982
ONEOK, Inc.	52,011	2,929,780
Tallgrass Energy GP, LP	65,162	1,313,014
		8,016,776
United States Oil & Gas Production - 46.1%(1)
Antero Resources Corporation(2)	53,679	1,009,702
Cabot Oil & Gas Corporation	184,264	4,451,818
Centennial Resource Development, Inc.(2)	111,219	2,122,058
Cimarex Energy Co.	12,591	1,209,869
Concho Resources Inc.(2)	9,362	1,411,790
Continental Resources, Inc.(2)	46,911	2,228,742
Devon Energy Corporation	52,006	1,595,024
Diamondback Energy, Inc.(2)	23,068	2,875,196
EOG Resources, Inc.	42,294	4,289,457
EQT Corporation	92,170	4,637,073
Pioneer Natural Resources Company	8,074	1,374,437
RSP Permian, Inc.(2)	54,283	2,079,582
WPX Energy Inc.(2)	96,369	1,361,694
		30,646,442
United States Oilfield Services - 11.0%(1)
FTS International, Inc.(2)	37,439	760,760
Halliburton Company	41,010	1,903,684
Keane Group, Inc.(2)	89,761	1,395,784
ProPetro Holding Corp.(2)	139,770	2,254,490
U.S. Silica Holdings, Inc.	39,131	1,013,102
		7,327,820
United States Petrochemical - 4.5%(1)
Westlake Chemical Corporation	27,633	2,991,549

United States Raw Materials - 0.9%(1)
Albemarle Corp.	6,266	629,294

United States Refining - 9.3%(1)
Andeavor	26,067	2,336,125
HollyFrontier Corporation	27,656	1,184,506
Marathon Petroleum Corporation	29,134	1,866,324
Phillips 66	9,044	817,306
		6,204,261
Total Common Stock
(Cost $63,818,974)		63,315,783

Master Limited Partnership - 3.1%(1)
United States Natural Gas Gathering/Processing - 3.1%(1)
MPLX LP
(Cost $2,053,760)
	59,707	2,061,682

Short-Term Investment - 1.8%(1)
United States Investment Company - 1.8%(1)
Invesco Government & Agency Portfolio - Institutional Class, 1.30%(3)
(Cost $1,209,109)	1,209,109	1,209,109

Total Investments - 100.1% (1)
(Cost $67,081,843)		66,586,574
Liabilities in Excess of Other Assets, Net - (0.1)%(1)		(33,330)
Total Net Assets - 100.0%(1)		$66,553,244

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 28, 2018.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
Common Stock	$63,315,783	$-	$-	$63,315,783
Master Limited Partnership	2,061,682	-	-	2,061,682
Short-Term Investment	1,209,109	-	-	1,209,109
Total Investments	$66,586,574	$-	$-	$66,586,574

The Fund utilizes the end of reporting period method for determining transfers between levels. During the period ended February 28, 2018, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments.

Schedule of Investments February 28, 2018 (unaudited)

Tortoise VIP MLP & Pipeline Portfolio

	Shares	Fair Value
Common Stock - 74.9%(1)
Canadian Crude Oil Pipelines - 13.2%(1)
Enbridge Inc.	8,949	$284,757
Inter Pipeline Ltd.	12,603	219,118
Pembina Pipeline Corporation	9,317	299,579
		803,454
Canadian Natural Gas/Natural Gas Liquids Pipelines - 10.7%(1)
Keyera Corp.	6,709	170,967
TransCanada Corporation	11,066	478,272
		649,239
Mexican Natural Gas/Natural Gas Liquids Pipelines - 0.6%(1)
Infraestructura Energetica Nova, S.A.B de C.V.	7,247	34,215
United States Crude Oil Pipelines - 6.6%(1)
Plains GP Holdings, L.P.	14,027	291,761
SemGroup Corp.	5,023	111,511
		403,272
United States Local Distribution Company - 1.1%(1)
NiSource Inc.	2,778	64,255
United States Natural Gas Gathering/Processing - 17.4%(1)
Antero Midstream GP LP	5,012	92,722
EnLink Midstream, LLC	7,382	108,516
Targa Resources Corp.	7,500	334,875
The Williams Companies, Inc.	18,820	522,443
		1,058,556
United States Natural Gas/Natural Gas Liquids Pipelines - 25.3%(1)
Cheniere Energy, Inc.(2)	8,595	451,409
Kinder Morgan, Inc.	28,544	462,413
National Fuel Gas Company	625	30,894
ONEOK, Inc.	9,499	535,079
Tallgrass Energy GP, LP	2,906	58,556
		1,538,351
Total Common Stock
(Cost $4,924,022)		4,551,342

Master Limited Partnerships - 25.1%(1)
United States Crude Oil Pipelines - 4.3%(1)
Andeavor Logistics LP	1,678	77,994
BP Midstream Partners LP	1,619	30,858
Shell Midstream Partners, L.P.	6,382	153,487
		262,339
United States Natural Gas Gathering/Processing - 6.4%(1)
Antero Midstream Partners LP	1,210	31,593
MPLX LP	3,636	125,551
Noble Midstream Partners LP	629	30,318
Rice Midstream Partners LP	3,098	58,893
Western Gas Equity Partners, LP	406	14,778
Western Gas Partners, LP	2,305	107,298
Williams Partners LP	444	16,091
		384,522
United States Natural Gas/Natural Gas Liquids Pipelines - 7.6%(1)
Energy Transfer Equity, L.P.	8,813	136,601
Energy Transfer Partners, L.P.	5,294	96,404
Enterprise Products Partners L.P.	4,940	125,575
EQT GP Holdings LP	552	13,011
EQT Midstream Partners LP	732	45,033
Spectra Energy Partners, LP	443	17,405
Tallgrass Energy Partners, LP	751	28,801
		462,830

United States Refined Product Pipelines - 6.8%(1)
Buckeye Partners, L.P.	1,022	45,785
Holly Energy Partners, L.P.(3)	2,070	58,126
Magellan Midstream Partners, L.P.	2,196	137,162
Phillips 66 Partners LP	2,535	124,570
Valero Energy Partners LP	1,208	46,544
		412,187
Total Master Limited Partnerships
(Cost $1,571,344)		1,521,878

Short-Term Investment - 1.7%(1)
United States Investment Company - 1.7%(1)
Invesco Government & Agency Portfolio - Institutional Class, 1.30%(4)
(Cost $103,234)	103,234	103,234

Total Investments - 101.7%(1)
(Cost $6,598,600)		6,176,454
Liabilities in Excess of Other Assets, Net - (1.7)%(1)		(105,054)
Total Net Assets - 100.0%(1)		$6,071,400

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)
Security is restricted from resale and considered illiquid. Restricted securities have been fair valued in accordance with procedures approved by the Board of Trustees and have a total fair value of $58,126, which represents 1.0% of net assets.

(4)	Rate indicated is the current yield as of February 28, 2018.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
Common Stock	$4,551,342	$-	$-	$4,551,342
Master Limited Partnerships	1,463,752	58,126	-	1,521,878
Short-Term Investment	103,234	-	-	103,234
Total Investments	$6,118,328	$58,126	$-	$6,176,454

The Fund utilizes the end of reporting period method for determining transfers between levels.  During the period ended February 28, 2018, Phillips 66 Partners LP  common units held by the Fund in the amount of $83,987 were transferred from Level 2 to Level 1 when they converted into registered and unrestricted common units of Phillips 66 Partners LP.  The Fund did not invest in any Level 3 investments.

Schedule of Investments February 28, 2018 (unaudited)

Tortoise Water Fund

	Shares	Fair Value
Common Stock - 99.6%(1)
Brazilian Water Utilities - 8.6%(1)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	32,324	$372,373
United Kingdom Water Infrastructure - 7.5%(1)
Pentair PLC	4,779	328,270
United States Energy Efficiency/Smart Grid - 4.0%(1)
Itron, Inc.(2)	2,455	171,850
United States Oilfield Services - 0.9%(1)
Select Energy Services, Inc.(2)	2,836	40,725
United States Water Infrastructure - 29.0%(1)
Advanced Drainage Systems, Inc.	2,681	68,499
Aegion Corp.(2)	6,058	139,092
Artesian Resources Corporation	399	13,203
Energy Recovery Inc.(2)	2,577	17,678
Franklin Electric Co., Inc.	2,233	87,422
Middlesex Water Company	782	27,714
Mueller Water Products, Inc.	7,576	83,336
Rexnord Corporation(2)	6,740	195,325
SJW Group	982	51,987
Tetra Tech, Inc.	3,405	166,675
The Gorman-Rupp Company	1,250	33,350
The York Water Company	617	17,338
Xylem, Inc.	4,866	362,906
		1,264,525
United States Water Management - 25.0%(1)
A.O. Smith Corporation	5,389	345,920
AquaVenture Holdings Limited(2)	1,271	16,332
Badger Meter, Inc.	1,394	66,354
Cadiz Inc.(2)	1,097	15,194
Calgon Carbon Corporation	7,732	164,305
Cantel Medical Corp.	1,649	191,795
Lindsay Corporation	509	45,016
Valmont Industries, Inc.	979	144,011
Watts Water Technologies, Inc.	1,329	100,340
		1,089,267
United States Water Treatment - 6.5%(1)
Ecolab Inc.	1,207	157,453
Evoqua Water Technologies Corp.(2)	5,430	124,347
		281,800
United States Water Utilities - 18.1%(1)
American States Water Company	1,758	93,385
American Water Works Co., Inc.	3,637	288,632
Aqua America Inc.	8,514	291,094
California Water Service Group	2,299	87,247
Connecticut Water Service, Inc.	578	29,842
		790,200
Total Common Stock
(Cost $4,012,096)		4,339,010

Short-Term Investment - 0.2%(1)
United States Investment Company - 0.2%(1)
Invesco Government & Agency Portfolio - Institutional Class, 1.30%(3)
(Cost $8,437)	8,437	8,437

Total Investments - 99.8%(1)
(Cost $4,020,533)		4,347,447
Other Assets in Excess of Liabilities, Net - 0.2%(1)		8,374
Total Net Assets - 100.0%(1)		$4,355,821

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 28, 2018.
ADR - American Depositary Receipt

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
Common Stock	$4,339,010	$-	$-	$4,339,010
Short-Term Investment	8,437	-	-	8,437
Total Investments	$4,347,447	$-	$-	$4,347,447

The Fund utilizes the end of reporting period method for determining transfers between levels. During the period ended February 28, 2018, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments.

Schedule of Investments February 28, 2018 (unaudited)

Tortoise North American Pipeline Fund

	Shares	Fair Value
Common Stock - 78.4%(1)
Canadian Crude Oil Pipelines - 17.2%(1)
Enbridge Inc.	242,282	$7,709,413
Enbridge Income Fund Holdings Inc.	58,972	1,237,621
Gibson Energy Inc.	65,481	851,171
Inter Pipeline Ltd.	171,829	2,987,457
Kinder Morgan Canada Ltd.	14,184	211,235
Pembina Pipeline Corporation	229,324	7,373,682
		20,370,579
Canadian Local Distribution Company - 0.2%(1)
Valener Inc.	17,790	284,485
Canadian Natural Gas/Natural Gas Liquids Pipelines - 10.3%(1)
AltaGas Ltd.	79,666	1,640,255
Keyera Corp.	90,212	2,298,888
TransCanada Corporation	189,469	8,188,850
		12,127,993
United States Crude Oil Pipelines - 1.8%(1)
Plains GP Holdings, L.P.	71,042	1,477,674
SemGroup Corp.	30,231	671,128
		2,148,802
United States Local Distribution Companies - 15.0%(1)
Atmos Energy Corporation	50,525	4,066,757
Chesapeake Utilities Corporation	7,423	494,743
New Jersey Resources Corporation	39,830	1,517,523
NiSource Inc.	153,537	3,551,311
Northwest Natural Gas Company	13,096	682,956
ONE Gas, Inc.	23,900	1,519,801
South Jersey Industries, Inc.	36,449	955,328
Southwest Gas Corporation	21,826	1,437,897
Spire Inc.	22,047	1,494,787
WGL Holdings, Inc.	23,463	1,953,529
		17,674,632
United States Natural Gas Gathering/Processing - 11.0%(1)
Antero Midstream GP LP	4,963	91,815
Archrock, Inc.	32,519	308,931
EnLink Midstream, LLC	29,553	434,429
Targa Resources Corp.	98,328	4,390,345
The Williams Companies, Inc.	279,522	7,759,531
		12,985,051
United States Natural Gas/Natural Gas Liquids Pipelines - 22.9%(1)
Cheniere Energy Partners LP Holdings, LLC	18,207	489,586
Cheniere Energy, Inc.(2)	92,121	4,838,195
Kinder Morgan, Inc.	540,206	8,751,337
National Fuel Gas Company	39,179	1,936,618
ONEOK, Inc.	187,029	10,535,344
Tallgrass Energy GP, LP	26,625	536,494
		27,087,574
Total Common Stock
(Cost $100,038,775)		92,679,116

Master Limited Partnerships and Related Companies - 20.6%(1)
United States Crude Oil Pipelines - 2.7%(1)
Andeavor Logistics LP	12,192	566,684
Blueknight Energy Partners LP	4,808	24,040
BP Midstream Partners LP	2,978	56,761
Delek Logistics Partners LP	1,135	35,752
Enbridge Energy Management, LLC(3)	10,806	127,292
Enbridge Energy Partners, L.P.	36,902	461,644
Genesis Energy, L.P.	14,521	289,839
PBF Logistics LP	3,084	60,292
Plains All American Pipeline, L.P.	58,966	1,244,183
Shell Midstream Partners, L.P.	12,928	310,918
USD Partners LP	1,819	20,555
		3,197,960
United States Natural Gas Gathering/Processing - 4.5%(1)
American Midstream Partners LP	5,208	59,892
Antero Midstream Partners LP	12,074	315,252
CNX Midstream Partners LP	2,549	44,378
DCP Midstream Partners, LP	12,440	445,849
Enable Midstream Partners, LP	11,309	156,743
EnLink Midstream Partners, LP	22,605	330,033
Hess Midstream Partners LP	1,955	39,061
MPLX LP	40,951	1,414,038
Noble Midstream Partners LP	2,003	96,544
Oasis Midstream Partners LP	1,039	17,123
Rice Midstream Partners LP	10,116	192,305
Summit Midstream Partners LP	6,275	105,734
USA Compression Partners LP	3,873	68,862
Western Gas Equity Partners, LP	5,414	197,070
Western Gas Partners LP	13,242	616,415
Williams Partners LP	34,095	1,235,603
		5,334,902
United States Natural Gas/Natural Gas Liquids Pipelines - 9.9%(1)
Cheniere Energy Partners, L.P.	5,598	164,133
Crestwood Equity Partners LP	6,479	173,313
Dominion Midstream Partners, LP	5,749	144,875
Energy Transfer Equity, L.P.	118,985	1,844,268
Energy Transfer Partners, L.P.	146,509	2,667,929
Enterprise Products Partners L.P.	200,595	5,099,125
EQT GP Holdings LP	3,556	83,815
EQT Midstream Partners LP	8,100	498,312
Spectra Energy Partners LP	9,850	387,007
Tallgrass Energy Partners LP	6,449	247,319
TC Pipelines, LP	7,219	354,669
		11,664,765
United States Refined Product Pipelines - 3.5%(1)
Buckeye Partners, L.P.	20,207	905,274
CrossAmerica Partners LP	2,328	54,731
Global Partners LP	3,586	58,631
Holly Energy Partners, L.P.	5,510	161,994
Magellan Midstream Partners, L.P.	31,429	1,963,055
NuStar Energy L.P.	10,879	238,685
NuStar GP Holdings LLC	4,536	52,844
Phillips 66 Partners LP	6,847	336,462
Sprague Resources LP	1,338	31,778
Sunoco LP	7,669	221,788
TransMontaigne Partners L.P.	1,716	61,261
Valero Energy Partners LP	3,007	115,860
		4,202,363

Total Master Limited Partnerships and Related Companies
(Cost $26,252,792)		24,399,990

Short-Term Investment - 0.8%(1)
United States Investment Company - 0.8%(1)
Invesco Government & Agency Portfolio - Institutional Class, 1.30%(4)
(Cost $886,452)	886,452	886,452

Total Investments - 99.8%(1)
(Cost $127,178,019)		117,965,558
Other Assets in Excess of Liabilities, Net - 0.2%(1)		205,794
Total Net Assets - 100.0%(1)		$118,171,352

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)
Security distributions are paid-in-kind. Rate determined by dividing the cash value of a distribution declared by Enbridge Energy Partners, L.P. by the average closing price of Enbridge Energy Management, L.L.C. shares for the ten consecutive trading days prior to the ex-dividend date.

(4)	Rate indicated is the current yield as of February 28, 2018.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
Common Stock	$92,679,116	$-	$-	$92,679,116
Master Limited Partnerships and Related Companies	24,399,990	-	-	24,399,990
Short-Term Investment	886,452	-	-	886,452
Total Investments	$117,965,558	$-	$-	$117,965,558

The Fund utilizes the end of reporting period method for determining transfers between levels. During the period ended February 28, 2018, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date   April 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
                                              James R. Arnold, President

Date   April 30, 2018

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
                                               Brian R. Wiedmeyer, Treasurer

Date   April 30, 2018